Non-Controlling Interest	12 Months Ended
Mar. 31, 2020
Non Controlling Interest [Abstract]
NON-CONTROLLING INTEREST
22.	NON-CONTROLLING INTEREST

(In thousands)
	PGL	SalvaRx	iOx	Saugatuck	Total
Balance as of April 1, 2018	$—	$—	$—	$—	$—
Fair value of a subsidiary attributable to non-controlling interest on acquisition	—	—	38,826	90	38,916
Fair value:
SalvaRx warrants vested upon acquisition	—	2,451	—	—	2,451
Vested portion of iOx stock options	—	—	7,364	—	7,364
Stock based compensation expense	—	—	1,111	—	1,111
Net loss attributable to non-controlling interest	(31)	—	(925)	(3)	(959)
Non-controlling interest at March 31, 2019	(31)	2,451	46,376	87	48,883
Fair value:
Stock based compensation expense	—	—	2,143	—	2,143
Net loss attributable to non-controlling interest	(50)	—	(1,807)	(59)	(1,916)
Non-controlling interest at March 31, 2020	$(81)	$2,451	$46,712	$28	$49,110